SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

December 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Alternative Capital Strategies Fund, a series of BlackRock Funds IV
(File Nos. 333-224373, Investment Company Act No. 811-23341)

Ladies and Gentlemen:

On behalf of BlackRock Funds IV, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated November 30, 2018 to the Summary Prospectuses and Prospectuses of BlackRock Alternative Capital Strategies Fund (the “Fund”), each dated August 10, 2018, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 30, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5448.

Very truly yours,

/s/ Toi K. Carrion Toi K. Carrion

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC
Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.